Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2017	December 31, 2016
Taxes payable	70	148
Deferred mobilization revenue	37	107
Intangible liabilities - unfavorable contracts (1)	23	43
Employee withheld taxes, social security and vacation payments	15	55
Accrued interest expense	3	69
Construction obligation (2)	—	500
Derivative financial instruments (3)	—	236
Accrued expenses	103	116
Other current liabilities	17	78
Total other current liabilities (4)	268	1,352

(1)	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. Refer to Note 20 "Goodwill and other intangible assets and liabilities" for more information.

(2)
A construction obligation was recognized upon the acquisition of Sevan Drilling for the Sevan Developer. On April 27, 2017 the construction obligation increased to $526 million following refunds received from Cosco, taking the delivery installment back to the contract price. In July 2017, Sevan and Cosco agreed to further defer the Sevan Developer delivery until June 30, 2020. The contract amendment included a contract termination clause for Cosco and, as Sevan does not have termination rights, it was deemed to have lost control of the asset and therefore derecognized both the newbuild asset, construction obligation and accrued interest. Refer to Note 6 "(Loss)/gain on disposals" for more information.

(3)
On filing for Chapter 11, an event of default under each of our derivative agreements was triggered, resulting in the termination of the derivative financial instruments on September 13, 2017. As a result, the outstanding derivative balance was held at the counterparty claimed value within "Liabilities subject to compromise" on the Consolidated Balance Sheet as at December 31, 2017. Refer to Note 31 "Risk management and financial instruments" for more information.

(4)
Balances held as at December 31, 2017 exclude liabilities that are subject to compromise, which have been reclassified to a separate line within the Consolidated Balance Sheet. This represents our estimate of known or potential pre-petition claims to be resolved in connection with the Chapter 11 proceedings. Refer to Note 1 "General Information".